Obligations under capital leases (Schedule of Obligations under Capital Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
RMB Denominated Obligations
Fixed interest rate of 6.49% per annum as of December 31, 2014	8,562	16,877
Total	8,562	16,877